LEASE - Operating lease expense reported in the consolidated statements (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost
Operating lease cost	$ 119,854	$ 106,459	$ 64,594